Financial instruments and risk management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	£ 296	£ 290
Related amounts not offset in the Group balance sheet	(184)	(199)
Amount presented in the Group balance sheet, liabilities	(424)	(395)
Related amounts not offset in the Group balance sheet	184	199
Amount presented in the Group balance sheet	(128)	(105)
Net amount	(128)	(105)
Financial assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	112	91
Financial liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	£ (240)	£ (196)